Revenue from contracts with customers - Timing of revenue recognition (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 27,359	£ 9,672	£ 9,107
Revenue related to obligations discharged over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,804	9,672	9,107
Revenue related to obligations discharged at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 14,555	£ 0	£ 0